Other assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets Abstract
Schedule Of Other Assets Table Text Block
(In thousands)	2015	2014
Net deferred tax assets (net of valuation allowance)	$1,302,452	$812,819
Investments under the equity method	212,838	225,625
Prepaid taxes	180,969	198,120
Other prepaid expenses	87,016	84,079
Derivative assets	16,959	25,362
Trades receivables from brokers and counterparties	78,759	66,949
Others	321,970	233,489
Total other assets	$2,200,963	$1,646,443